Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000018356
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class A
Trading Symbol	SLCAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 1000 Index (USD)(TR)—which tracks the performance of 1000 of the largest U.S. equity securities based on market capitalization—for the 12-month period ending May 31, 2026.

The Fund’s tilt away from the highest-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) stocks detracted from performance for the reporting period. An overweight to the financials sector and underweight to information technology sector detracted from Fund performance; however, stock selection within both of these sectors had a positive impact.

Among the Fund’s sub-advisers, Fred Alger Management LLC outperformed the Russell 1000 Index (USD)(TR) due to a large allocation to and stock selection in the information technology sector. Acadian Asset Management LLC benefited from stock selection within the financials sector and an overweight to information technology. PineStone Asset Management Inc. underperformed due to its tilt toward high-quality stocks, an underweight allocation to the information technology sector, and an overweight to the financials sector. Copeland Capital Management LLC underperformed due to its lower-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) positioning, security selection within the industrials sector, and overweight to the financials sector. Cullen Capital Management LLC’s underperformance was attributable to its low-beta positioning and underweight to the information technology sector, as well as overweights to the consumer staples and real estate sectors. LSV Asset Management outperformed the benchmark due to stock selection within the consumer discretionary, financials, and information technology sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Large Cap Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$113,443	$117,468	$117,477
May/18	$130,463	$134,365	$134,623
May/19	$132,410	$139,448	$139,291
May/20	$140,062	$157,349	$156,754
May/21	$200,840	$220,790	$223,628
May/22	$196,898	$220,129	$217,573
May/23	$195,450	$226,561	$222,898
May/24	$246,364	$290,420	$285,326
May/25	$278,204	$329,694	$324,510
May/26	$355,226	$427,882	$418,119

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class A Shares	27.69%	12.08%	13.51%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 1000 Index (USD) (TR)Footnote Reference*	28.85%	13.33%	15.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 635,530,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,115
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$635,530	441	$1,115	81%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Utilities	1.5%
Real Estate	1.9%
Cash Equivalent	2.0%
Materials	2.9%
Energy	3.4%
Consumer Staples	4.9%
Industrials	8.7%
Communication Services	9.7%
Health Care	10.2%
Consumer Discretionary	10.7%
Financials	14.4%
Information Technology	29.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.3%
NVIDIA Corp	3.9%
Alphabet Inc, Cl A	3.9%
Apple Inc	3.5%
Amazon.com Inc	2.8%
Broadcom Inc	2.3%
Alphabet Inc, Cl C	1.7%
Morgan Stanley	1.4%
Johnson & Johnson	1.3%
JPMorgan Chase & Co	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018358
Shareholder Report [Line Items]
Fund Name	Large Cap Disciplined Equity Fund
Class Name	Class A
Trading Symbol	SCPAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its primary benchmark, the S&P 500 Index —a capitalization-weighted index consisting of roughly 500 large U.S. companies that are considered representative of the broad U.S. stock market—for the 12-month period ending May 31, 2026.

Fund performance for the reporting period benefited from favorable security selection within the financials and healthcare sectors. Fund performance was hampered by a tilt away from the highest-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) stocks and an underweight allocation to the information technology sector.

Among the Fund’s sub-advisers, Mackenzie Investments Corporation outperformed due to its tilt towards stocks with positive momentum, as well as favorable stock selection in the financials and information technology sectors. Acadian Asset Management LLC’s performance was bolstered by both an overweight to and stock selection in the information technology sector. PineStone Asset Management Inc.’s underperformance was attributable to its tilt toward high-quality stocks, an underweight to the information technology sector, and an overweight to the financials sector. Copeland Capital Management LLC underperformed due to its lower-beta positioning, security selection in the industrials sector, and an overweight to the financials sector. Brandywine Global Investment Management LLC’s underperformance was attributable to its lower-beta positioning, an underweight to the information technology sector, and stock selection in the information technology and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Large Cap Disciplined Equity Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$116,228	$117,468
May/18	$130,673	$134,365
May/19	$130,488	$139,448
May/20	$139,917	$157,349
May/21	$198,682	$220,790
May/22	$199,447	$220,129
May/23	$201,984	$226,561
May/24	$261,866	$290,420
May/25	$296,384	$329,694
May/26	$381,719	$427,882

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Disciplined Equity Fund, Class A Shares	28.79%	13.95%	14.33%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,425,541,000
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 2,307
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,425,541	380	$2,307	111%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.5%
Futures Contracts	0.0%
Cash Equivalent	2.0%
U.S. Treasury Obligations	2.1%
Utilities	2.2%
Materials	2.2%
Real Estate	2.6%
Energy	3.5%
Consumer Staples	4.8%
Consumer Discretionary	8.2%
Industrials	8.4%
Communication Services	9.1%
Health Care	9.6%
Financials	13.9%
Information Technology	31.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.8%
Microsoft Corp	4.5%
Alphabet Inc, Cl A	3.7%
NVIDIA Corp	3.2%
Broadcom Inc	2.4%
Amazon.com Inc	2.1%
U.S. Treasury Bills	2.1%
Meta Platforms Inc, Cl A	1.6%
JPMorgan Chase & Co	1.5%
Eli Lilly & Co	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018357
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class A
Trading Symbol	LCIAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Russell 1000 Index (USD)(TR), —which measures the performance of the U.S. large-cap equity market—for the 12-month period ending May 31, 2026.

During the reporting period, the Fund achieved its objective of tracking the performance of the Russell 1000 Index (USD)(TR). The period was characterized primarily by a market rally in which U.S. stocks garnered positive returns that exceeded their long-term averages.

The Fund’s use of derivatives did not have a material impact on performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Large Cap Index Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$117,437	$117,468	$117,477
May/18	$134,504	$134,365	$134,623
May/19	$139,118	$139,448	$139,291
May/20	$156,473	$157,349	$156,754
May/21	$223,081	$220,790	$223,628
May/22	$216,970	$220,129	$217,573
May/23	$222,147	$226,561	$222,898
May/24	$284,412	$290,420	$285,326
May/25	$323,020	$329,694	$324,510
May/26	$416,013	$427,882	$418,119

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Index Fund, Class A Shares	28.79%	13.27%	15.32%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 1000 Index (USD) (TR)Footnote Reference*	28.85%	13.33%	15.38%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,959,221,000
Holdings Count | Holding	999
Advisory Fees Paid, Amount	$ 190
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,959,221	999	$190	10%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.1%
Cash Equivalent	1.4%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	3.1%
Consumer Staples	4.4%
Health Care	8.3%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Financials	11.3%
Information Technology	35.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.0%
Apple Inc	6.4%
Microsoft Corp	4.7%
Amazon.com Inc	3.7%
Alphabet Inc, Cl A	3.1%
Broadcom Inc	2.9%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.0%
Tesla Inc	1.7%
Micron Technology Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000134335
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the reporting period, the Fund performed in line with its benchmark, the S&P 500 Index, a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market.

The Fund captured the performance of the U.S. large-cap equity market during the reporting period. This was a period that was characterized primarily by a market rally in which U.S. stocks garnered positive returns that exceeded their long-term averages. The Fund’s use of derivatives did not have a material impact on performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	S&P 500 Index Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$117,424	$117,468
May/18	$134,283	$134,365
May/19	$139,340	$139,448
May/20	$157,138	$157,349
May/21	$220,366	$220,790
May/22	$219,637	$220,129
May/23	$225,822	$226,561
May/24	$289,286	$290,420
May/25	$328,195	$329,694
May/26	$425,552	$427,882

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class A Shares	29.66%	14.07%	15.58%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,508,415,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 443
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,508,415	506	$443	5%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.1%
Cash Equivalent	1.6%
Real Estate	1.8%
Materials	1.8%
Utilities	2.1%
Energy	3.1%
Consumer Staples	4.4%
Industrials	8.1%
Health Care	8.1%
Consumer Discretionary	9.5%
Communication Services	10.1%
Financials	11.0%
Information Technology	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.7%
Apple Inc	6.9%
Microsoft Corp	5.0%
Amazon.com Inc	4.0%
Alphabet Inc, Cl A	3.3%
Broadcom Inc	3.2%
Alphabet Inc, Cl C	2.6%
Meta Platforms Inc, Cl A	2.1%
Tesla Inc	1.8%
Micron Technology Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000109763
Shareholder Report [Line Items]
Fund Name	Extended Market Index Fund
Class Name	Class A
Trading Symbol	SMXAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Russell Small Cap Completeness Index (USD)—which measures the performance of the Russell 3000 Index companies excluding S&P 500 Index constituents—for the 12-month period ending May 31, 2026.

The Fund captured the performance of the U.S. small- and mid-cap equity markets during the reporting period. The period was characterized primarily by a market rally in which U.S. small- and mid-cap stocks garnered positive returns that exceeded their long-term averages. The Fund’s use of derivatives did not have a material impact on performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Extended Market Index Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Small Cap Completeness Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$119,027	$117,468	$119,058
May/18	$141,146	$134,365	$141,118
May/19	$136,501	$139,448	$136,293
May/20	$141,804	$157,349	$141,509
May/21	$230,836	$220,790	$230,408
May/22	$187,265	$220,129	$186,774
May/23	$181,447	$226,561	$180,953
May/24	$226,292	$290,420	$225,277
May/25	$248,655	$329,694	$248,019
May/26	$324,265	$427,882	$323,195

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Extended Market Index Fund, Class A Shares	30.41%	7.03%	12.48%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell Small Cap Completeness Index (USD)	30.31%	7.00%	12.45%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,280,959,000
Holdings Count | Holding	2,273
Advisory Fees Paid, Amount	$ 364
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,280,959	2,273	$364	23%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Other Countries	0.7%
Guatemala	0.1%
Mexico	0.2%
Bermuda	0.2%
Puerto Rico	0.2%
Switzerland	0.2%
South Korea	0.3%
Thailand	0.3%
United Kingdom	0.4%
Australia	0.6%
Brazil	0.7%
Canada	1.2%
United States	94.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Marvell Technology Inc	2.1%
Snowflake Inc, Cl A	1.0%
Spotify Technology SA	0.9%
Cloudflare Inc, Cl A	0.9%
Rocket Lab Corp	0.8%
Bloom Energy Corp, Cl A	0.7%
Flex Ltd	0.7%
Strategy Inc, Cl A	0.6%
Anglogold Ashanti PLC	0.6%
Cheniere Energy Inc	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018361
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class A
Trading Symbol	SLPAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$48	0.42%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2000 Index—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2026.

Companies related to artificial intelligence (AI) infrastructure, metals and mining, biotechnology, and just a handful of other industries, led the Russell 2000 Index higher over the reporting period, while profitable, more fairly valued companies lagged. The Fund faced stylistic headwinds in this environment due chiefly to its overall positioning in higher- and lower-quality stocks, but also as a result of its valuation discipline. This was partially offset by the positive impact of momentum stocks.

Most of the Fund’s sub-advisers struggled in this environment, which posed broad challenges to the entire active management universe. LSV Asset Management was the largest detractor from Fund performance over the period due primarily to the lack of exposure to the most expensive stocks in the small-cap universe. Martingale Asset Management, L.P. (Martingale) faced significant headwinds given its low-volatility focus and the outperformance of more-volatile stocks. Despite benefiting somewhat from tailwinds to momentum stocks, Axiom Investors LLC and Los Angeles Capital Management LLC (LA Capital) were hampered to a greater degree because of their focus on higher-quality companies, which underperformed during the period. Copeland Capital Management, LLC–for the period of time the manager was deployed in the Fund–faced similar high-quality/low-volatility headwinds. Prior to its termination as a sub-adviser, The Informed Momentum Company LLC (IMC) contributed positively to Fund performance on tailwinds to momentum stocks and a higher volatility profile.

At the sector level, stock selection in information technology, industrials, and communication services weighed on Fund performance during the reporting period. Stock selection in consumer staples had a positive impact, which partially offset the detractors. Sector allocation effects were negative as well due largely to overweight allocations to consumer staples and financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Small Cap Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$115,402	$117,468	$120,361
May/18	$134,217	$134,365	$145,354
May/19	$123,863	$139,448	$132,207
May/20	$115,142	$157,349	$127,660
May/21	$188,117	$220,790	$210,084
May/22	$170,015	$220,129	$174,548
May/23	$158,572	$226,561	$166,380
May/24	$196,510	$290,420	$199,847
May/25	$203,523	$329,694	$202,217
May/26	$265,632	$427,882	$289,338

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class A Shares	30.52%	7.14%	10.26%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 2000 Index (USD) (TR)Footnote Reference*	43.08%	6.61%	11.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 194,668,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 786
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$194,668	553	$786	125%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Communication Services	1.8%
Cash Equivalent	2.2%
Utilities	2.2%
Consumer Staples	2.9%
Real Estate	4.0%
Materials	4.3%
Energy	6.7%
Consumer Discretionary	9.0%
Health Care	12.2%
Information Technology	17.3%
Financials	18.5%
Industrials	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy Corp, Cl A	1.0%
Sterling Infrastructure Inc	0.9%
FirstCash Holdings Inc	0.8%
Littelfuse Inc	0.8%
Ensign Group Inc/The	0.7%
Jazz Pharmaceuticals PLC	0.7%
Casey's General Stores Inc	0.7%
Applied Optoelectronics Inc	0.7%
Plexus Corp	0.6%
Ichor Holdings Ltd	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

The Fund removed IMC and Martingale as sub-advisers in January 2026. The Fund also added Copeland in January.
C000111997
Shareholder Report [Line Items]
Fund Name	Small Cap II Fund
Class Name	Class A
Trading Symbol	SECAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2000 Index (USD)(TR)—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2026.

Companies related to artificial intelligence (AI) infrastructure, metals and mining, biotechnology, and just a handful of other industries, led the Russell 2000 Index (USD)(TR) higher over the reporting period, while profitable, more fairly valued companies lagged. The Fund faced stylistic headwinds in this environment due chiefly to its overall positioning in higher- and lower-quality stocks, but also as a result of its valuation discipline. This was partially offset by the positive impact of momentum stocks.

Many of the Fund’s sub-advisers struggled in this environment, which posed broad challenges to the entire active management universe. Copeland Capital Management LLC was the largest detractor from Fund performance over the reporting period, facing the most acute headwinds as a quality-focused manager with a low-volatility bias. Leeward Investments LLC faced similar challenges; however, due to its value focus, the lack of exposure to the most expensive segment of the small-cap equity universe was a more significant detractor. Los Angeles Capital Management LLC (LA Capital) were hampered to a greater degree because of their focus on higher-quality companies, which underperformed during the period. Hillsdale Investment Management Inc. (Hillsdale) and The Informed Momentum Company LLC (IMC)–for the period of time the managers were deployed in the Fund–bolstered Fund performance, benefitting from tailwinds to momentum stocks and positive stock selection. Despite its strong value bias, Easterly Investment Partners LLC outperformed as a result of positive stock selection.

At the sector level, stock selection results in industrials and healthcare were the largest detractors from Fund performance over the reporting period. This was partially offset by positive selection in information technology. Sector allocation effects had a negative impact on performance due mainly to an overweight allocation to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Small Cap II Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000	$100,000
May/17	$114,272	$117,468	$120,361
May/18	$137,095	$134,365	$145,354
May/19	$127,524	$139,448	$132,207
May/20	$120,894	$157,349	$127,660
May/21	$206,475	$220,790	$210,084
May/22	$183,482	$220,129	$174,548
May/23	$174,948	$226,561	$166,380
May/24	$215,098	$290,420	$199,847
May/25	$216,547	$329,694	$202,217
May/26	$296,407	$427,882	$289,338

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap II Fund, Class A Shares	36.88%	7.50%	11.48%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 2000 Index (USD) (TR)Footnote Reference*	43.08%	6.61%	11.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 243,452,000
Holdings Count | Holding	533
Advisory Fees Paid, Amount	$ 917
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$243,452	533	$917	104%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.2%
Communication Services	1.1%
Utilities	1.7%
Consumer Staples	1.8%
Cash Equivalent	2.5%
Real Estate	3.8%
Energy	5.4%
Materials	7.3%
Consumer Discretionary	9.8%
Health Care	11.8%
Information Technology	16.9%
Industrials	18.3%
Financials	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.1%
Diodes Inc	1.0%
Cleveland-Cliffs Inc	1.0%
Commercial Metals Co	1.0%
Progyny Inc	0.9%
Hudbay Minerals Inc	0.9%
Old National Bancorp/IN	0.9%
Viavi Solutions Inc	0.9%
Associated Banc-Corp	0.9%
Jackson Financial Inc, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

In January 2026, the Fund terminated IMC as a Fund sub-adviser and added Hillsdale.
C000018359
Shareholder Report [Line Items]
Fund Name	Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SSMAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2500 Index—which tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap—for the 12-month period ending May 31, 2026.

Companies related to artificial intelligence (AI) infrastructure, metals and mining, biotechnology, and just a handful of other industries, led the Russell 2000 Index higher over the reporting period, while profitable, more fairly valued companies lagged. The Fund faced stylistic headwinds in this environment due chiefly to its overall positioning in higher- and lower-quality stocks, but also as a result of its valuation discipline. This was partially offset by the positive impact of momentum stocks.

All of the Fund’s sub-advisers underperformed over the reporting period. For much of the period, Geneva Capital Management LLC experienced an acute headwind given the manager’s quality focus and low-volatility bias. Beginning in the first quarter of 2026, Geneva underperformed because of the market disproportionately punishing perceived “AI losers” in the software and professional services spaces. Copeland Capital Management, LLC faced similar style headwinds, but was affected to a lesser degree by the ”SaaSpocalypse”―a term that describes the perceived threat of AI disrupting the software-as-a-service (SaaS) industry. LSV Asset Management was another large detractor from Fund performance as a result of the lack of exposure to the most expensive stocks in the small- and mid-cap universe. Finally, Jackson Creek Investment Advisors LLC and Axiom Investors LLC detracted from performance to a slightly lesser degrees, benefiting marginally from tailwinds to momentum stocks. However, both managers were hampered by the lack of exposure to the most speculative areas of the market.

At the sector level, information technology was the largest detractor from Fund performance for the reporting period, attributable mainly to the lack of exposure to a single stock–SanDisk Corporation–as its share price surged over the reporting period. Stock selection in the industrials and healthcare sectors also weighed on Fund performance. Sector allocation had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Small/Mid Cap Equity Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$115,529	$117,468	$116,873
May/18	$134,610	$134,365	$138,251
May/19	$125,748	$139,448	$132,324
May/20	$120,967	$157,349	$131,263
May/21	$192,297	$220,790	$210,614
May/22	$179,860	$220,129	$186,142
May/23	$164,756	$226,561	$176,210
May/24	$200,261	$290,420	$214,453
May/25	$202,737	$329,694	$221,928
May/26	$243,398	$427,882	$306,162

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Small/Mid Cap Equity Fund, Class A Shares	20.06%	4.83%	9.30%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 2500 Index (USD)	37.96%	7.77%	11.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 804,080,000
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 3,298
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$804,080	459	$3,298	76%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Utilities	1.5%
Communication Services	2.5%
Cash Equivalent	2.9%
Materials	4.0%
Consumer Staples	4.1%
Energy	4.2%
Real Estate	4.5%
Health Care	10.2%
Consumer Discretionary	10.4%
Financials	14.9%
Information Technology	17.9%
Industrials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AAON Inc	0.9%
RBC Bearings Inc	0.9%
TD SYNNEX Corp	0.9%
Littelfuse Inc	0.8%
Keysight Technologies Inc	0.7%
Casey's General Stores Inc	0.7%
Jazz Pharmaceuticals PLC	0.7%
Cirrus Logic Inc	0.7%
Sterling Infrastructure Inc	0.7%
Ensign Group Inc/The	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000198133
Shareholder Report [Line Items]
Fund Name	U.S. Equity Factor Allocation Fund
Class Name	Class A
Trading Symbol	SEHAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Russell 3000 Index—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market—for the 12-month period ending May 31, 2026.

Fund performance for the reporting period was bolstered by gains from the value strategy, which benefited from stock selection within information technology as attractively valued technology stocks participated in the continued artificial intelligence (AI) theme. The strategy’s performance also was enhanced by stock selection within the consumer discretionary and financials sectors.

The momentum strategy had a modestly positive impact on Fund performance for the period, benefiting from stock selection within financials. Stock selection in the information technology sector also bolstered performance. These gains were partially offset by relatively weaker stock selection in healthcare.

The quality strategy was the largest detractor from Fund performance, as its emphasis on stable, high-quality businesses limited exposure to some of the market's strongest-performing stocks during the reporting period. Stock selection in the information technology, industrials, and consumer discretionary sectors also weighed on performance.

The low volatility strategy also had a negative impact on Fund performance during the period. The strategy’s performance was hampered by stock selection in the information technology, industrials, and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	U.S. Equity Factor Allocation Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*
Apr/18	$100,000	$100,000	$100,000
May/18	$101,700	$101,692	$102,083
May/19	$103,470	$105,539	$104,631
May/20	$110,927	$119,088	$116,625
May/21	$162,555	$167,102	$167,837
May/22	$162,724	$166,601	$161,654
May/23	$161,796	$171,469	$164,944
May/24	$207,463	$219,800	$210,440
May/25	$240,061	$249,524	$238,046
May/26	$310,553	$323,836	$308,139

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
U.S. Equity Factor Allocation Fund, Class A Shares	29.36%	13.82%	15.01%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.61%
Russell 3000 Index (USD) (TR)Footnote Reference*	29.45%	12.92%	14.90%

Performance Inception Date	Apr. 26, 2018
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,880,131,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,880,131	421	$-	45%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	0.8%
Materials	2.0%
Energy	2.2%
Utilities	2.8%
Consumer Staples	4.1%
Industrials	9.2%
Health Care	9.9%
Communication Services	10.7%
Financials	11.0%
Consumer Discretionary	11.2%
Information Technology	35.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.1%
NVIDIA Corp	4.8%
Microsoft Corp	3.7%
Alphabet Inc, Cl A	3.4%
Amazon.com Inc	2.2%
Micron Technology Inc	2.0%
Dell Technologies Inc, Cl C	1.4%
Broadcom Inc	1.4%
Meta Platforms Inc, Cl A	1.2%
Alphabet Inc, Cl C	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000036888
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class A
Trading Symbol	SVYAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 3000 Index—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market—for the 12-month period ending May 31, 2026.

The Fund’s exposure to low-volatility stocks was the primary detractor from performance for the reporting period. Additionally, the Fund’s defensive sector positioning weighed on performance as the higher-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) sectors significantly outperformed the lower-beta sectors.

Among the Fund’s sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility stocks. An overweight allocation to the lower-beta consumer staples, health care, and utilities sectors, as well as an underweight to information technology, detracted from performance. This was partially offset by favorable sector allocation effects from underweights to consumer discretionary and real estate.

Acadian Asset Management underperformed by a wider margin during the period. The sub-adviser’s exposure to low-volatility stocks was the primary detractor from performance. Overweights to the consumer staples, healthcare and utilities sectors, as well as an underweight to information sectors contributed positively to performance. Stock selection in large-cap technology companies weighed on performance.

Regarding the use of derivatives over the reporting period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This had a positive impact on Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	U.S. Managed Volatility Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
May/16	$100,000	$100,000	$100,000	$100,000	$100,000
May/17	$113,928	$117,468	$117,691	$112,904	$114,134
May/18	$122,821	$134,365	$135,417	$121,839	$124,050
May/19	$131,540	$139,448	$138,797	$139,127	$137,990
May/20	$131,137	$157,349	$154,708	$147,453	$144,100
May/21	$168,648	$220,790	$222,643	$176,156	$182,009
May/22	$176,598	$220,129	$214,441	$180,186	$186,029
May/23	$169,970	$226,561	$218,805	$177,502	$182,547
May/24	$198,814	$290,420	$279,158	$207,645	$216,719
May/25	$226,490	$329,694	$315,778	$237,747	$245,798
May/26	$253,288	$427,882	$408,760	$248,297	$271,925

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class A Shares	11.83%	8.47%	9.74%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%
Russell 3000 Index (USD) (TR)Footnote Reference*	29.45%	12.92%	15.12%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	4.44%	7.11%	9.52%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)	10.63%	8.36%	10.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 384,056,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 578
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,056	192	$578	69%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Real Estate	0.5%
Cash Equivalent	2.1%
Materials	2.4%
Industrials	3.8%
Energy	5.2%
Utilities	5.4%
Consumer Discretionary	5.8%
Financials	9.3%
Communication Services	10.0%
Consumer Staples	13.2%
Health Care	17.7%
Information Technology	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.5%
Verizon Communications Inc	2.0%
Bristol-Myers Squibb Co	1.8%
AT&T Inc	1.8%
Exxon Mobil Corp	1.7%
Pfizer Inc	1.5%
Merck & Co Inc	1.4%
Altria Group Inc	1.2%
Johnson & Johnson	1.2%
Comcast Corp, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000160603
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class A
Trading Symbol	SGMAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the MSCI World Index (Net)―which tracks the performance of the large- and mid-cap segments of equity markets across 23 developed-market countries―for the 12-month period ending May 31, 2026.

The Fund’s exposure to low-volatility stocks was the primary detractor from performance for the reporting period, though positions in value stocks had a positive impact. Additionally, the Fund’s defensive sector positioning weighed on performance as the higher-beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) sectors significantly outperformed the lower-beta sectors.

Portfolio construction that was not weighted by market capitalization was a common detractor among the Fund’s sub-advisers during the reporting period. LSV Asset Management slightly underperformed due largely to the strategy’s tilt toward low-volatility stocks, though favorable selection among these stocks helped to offset some of the performance headwinds. Additionally, exposure to value stocks benefited performance during the period. Overweight allocations to the consumer staples, healthcare, and financials sectors, as well as an underweight to information technology, detracted from performance. This was partially offset by favorable sector allocation effects from underweights to the consumer discretionary and real estate sectors.

Acadian Asset Management underperformed by a wider margin during the period. The sub-adviser’s more pronounced exposure to low-volatility stocks was the primary detractor from performance. Large overweights to the consumer staples and healthcare sectors, as well as underweights to energy and information technology, hampered performance. However, an overweight to communication services and underweight to the consumer discretionary and financials sectors contributed positively to performance. Stock selection in large-cap technology companies weighed on performance.

Regarding the use of derivatives over the reporting period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This had a positive impact on Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Global Managed Volatility Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
May/16	$100,000	$100,000	$100,000	$100,000
May/17	$113,497	$118,243	$116,423	$110,310
May/18	$121,906	$129,679	$129,891	$116,721
May/19	$125,731	$121,562	$129,514	$127,740
May/20	$124,368	$117,388	$138,315	$132,328
May/21	$154,125	$167,602	$194,507	$154,820
May/22	$160,675	$146,808	$185,139	$152,897
May/23	$159,681	$144,745	$188,975	$151,435
May/24	$184,978	$168,980	$236,066	$168,366
May/25	$217,914	$192,217	$268,446	$197,332
May/26	$254,026	$255,206	$342,237	$200,628

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class A Shares	16.57%	10.51%	9.77%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%
MSCI World Index (USD) (NR)Footnote Reference†	27.49%	11.96%	13.09%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	1.67%	5.32%	7.21%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,817,286,000
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 3,975
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,817,286	529	$3,975	43%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	6.3%
Singapore	1.2%
Hong Kong	2.2%
France	2.2%
Netherlands	2.3%
Spain	2.4%
Italy	2.4%
Sweden	3.1%
United Kingdom	3.4%
Switzerland	3.5%
Canada	5.3%
Japan	7.2%
United States	56.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.4%
Verizon Communications Inc	1.6%
AT&T Inc	1.3%
Johnson & Johnson	1.3%
Alphabet Inc, Cl A	1.2%
Novartis AG	1.1%
Eni SpA	1.1%
Endesa SA	1.1%
Altria Group Inc	1.1%
Bristol-Myers Squibb Co	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018354
Shareholder Report [Line Items]
Fund Name	World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	WEUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$32	0.28%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the MSCI ACWI ex USA Index—which measures the performance of developed and emerging market equities outside the United States—over the 12-month period ended May 31, 2026.

Global equity markets delivered notable gains during the reporting period, coinciding with one of the most pronounced risk-on cyclical rallies in recent history. From a factor perspective, value and momentum generated robust performance, while quality stocks significantly underperformed. The market broadly favored higher-volatility, cyclical industries tied to the artificial intelligence (AI) theme.

In this type of environment, we would expect the Fund to lag its benchmark. Although the Fund maintains overweight positions in value and momentum stocks, the underlying managers generally exhibit a structural bias toward higher-quality companies and more stable industries, making the environment particularly challenging from a relative performance standpoint.

At the sub-adviser level, the most significant detractor from Fund performance was Lazard Asset Management’s (Lazard) international quality growth strategy, which substantially underperformed as its high-quality holdings fell out of favor and its exposure to companies perceived as "AI losers" weighed on results. Brickwood Asset Management LLP also underperformed, reflecting its defensive value orientation. On the positive side, Pzena Investment Management, LLC, Lazard’s 130/30 momentum strategy, and Acadian Asset Management LLC all outperformed, benefiting from the strong value and momentum tailwinds during the period.

From an industry perspective, the Fund faced considerable headwinds over the reporting period. Most notably, the overweight allocation to professional services and the underweight to semiconductor manufacturers detracted from relative performance. Regional and country positioning was also a headwind, though this was driven largely by the industry composition prevalent in Emerging Asia, particularly semiconductor manufacturers. The Fund maintains an underweight to the three dominant Asian AI-related names—TSMC, SK Hynix, and Samsung—all of which garnered substantial positive returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	World Equity Ex-US Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
May/16	$100,000	$100,000
May/17	$119,284	$118,243
May/18	$133,121	$129,679
May/19	$123,345	$121,562
May/20	$122,112	$117,388
May/21	$176,305	$167,602
May/22	$154,213	$146,808
May/23	$148,863	$144,745
May/24	$178,206	$168,980
May/25	$204,786	$192,217
May/26	$261,038	$255,206

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
World Equity Ex-US Fund, Class A Shares	27.47%	8.17%	10.07%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 9,261,579,000
Holdings Count | Holding	1,522
Advisory Fees Paid, Amount	$ 21,651
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,261,579	1,522	$21,651	69%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Other Countries	26.9%
U.S. Treasury Obligations	2.9%
Brazil	3.0%
Switzerland	3.1%
Canada	3.6%
Netherlands	5.4%
South Korea	6.0%
France	6.0%
China	6.6%
Taiwan	7.0%
Germany	7.4%
United Kingdom	8.8%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	2.9%
Taiwan Semiconductor Manufacturing Co Ltd	2.6%
Samsung Electronics Co Ltd	1.7%
SK hynix Inc	1.1%
AIA Group Ltd	1.1%
Ambev SA	0.9%
Teleperformance SE	0.9%
Murata Manufacturing Co Ltd	0.9%
ASML Holding NV, Cl G	0.8%
ING Groep NV	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

The Fund terminated Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust (formerly Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust) during the reporting period. Acadian Asset Management LLC transitioned from a long-only mandate to a 130/30 strategy in January 2026.

C000054521
Shareholder Report [Line Items]
Fund Name	Screened World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	SSEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

  The Fund underperformed its benchmark, the MSCI ACWI ex USA Index (USD) (NR)—which tracks the performance of both developed-market and emerging market countries, excluding the United States—for the 12-month period ending May 31, 2026.

  Global equity markets delivered notable gains during the reporting period, coinciding with one of the most pronounced risk-on cyclical rallies in recent history. From a factor perspective, value and momentum generated robust performance, while quality stocks significantly underperformed. The market broadly favored higher-volatility, cyclical industries tied to the artificial intelligence (AI) theme.

  In this type of environment, we would expect the Fund to lag its benchmark. Although the Fund maintains overweight positions in value and momentum stocks, the underlying managers generally exhibit a structural bias toward higher-quality companies and more stable industries, making the environment particularly challenging from a relative performance standpoint.

  At the sub-adviser level, the most significant detractor from Fund performance was Lazard Asset Management’s (Lazard) international quality growth strategy, which substantially underperformed as its high-quality holdings fell out of favor and its exposure to companies perceived as "AI losers" weighed on results. Brickwood Asset Management also underperformed, reflecting its defensive value orientation. On the positive side, Pzena Investment Management LLC, Lazard’s 130/30 momentum strategy, and Acadian Asset Management LLC all outperformed, benefiting from the strong value and momentum tailwinds during the period.

  From an industry perspective, the Fund faced considerable headwinds over the reporting period. Most notably, the overweight allocation to professional services and the underweight to semiconductors detracted from relative performance. Regional and country positioning was also a headwind to Fund performance, though this was driven largely by the industry composition prevalent in Emerging Asia, particularly semiconductor manufacturers. The Fund maintains an underweight to the three dominant Asian AI-related names—TSMC, SK Hynix, and Samsung—all of which garnered substantial positive returns over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Screened World Equity Ex-US Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
May/16	$100,000	$100,000
May/17	$123,986	$118,243
May/18	$140,407	$129,679
May/19	$131,185	$121,562
May/20	$131,406	$117,388
May/21	$195,184	$167,602
May/22	$173,735	$146,808
May/23	$169,307	$144,745
May/24	$199,672	$168,980
May/25	$228,971	$192,217
May/26	$286,009	$255,206

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Screened World Equity Ex-US Fund, Class A Shares	24.91%	7.94%	11.08%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 169,432,000
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 382
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$169,432	874	$382	102%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.4%
Futures Contracts	0.0%
Other Countries	23.7%
Brazil	2.6%
United States	2.8%
South Korea	4.9%
Netherlands	4.9%
Switzerland	5.4%
China	5.7%
Germany	6.4%
Canada	6.4%
France	6.4%
Taiwan	6.8%
United Kingdom	8.0%
Japan	13.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	2.6%
Samsung Electronics Co Ltd	1.5%
SK hynix Inc	1.3%
ASML Holding NV, Cl G	1.0%
Murata Manufacturing Co Ltd	1.0%
ABB Ltd	1.0%
AIA Group Ltd	1.0%
Teleperformance SE	0.9%
Tencent Holdings Ltd	0.9%
Ambev SA	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

The Fund added Pzena Investment Management LLC as a sub-adviser in January 2026.
C000030145
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SMQFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$81	0.63%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EFM (Emerging + Frontier Markets) Index (USD)  (NR)―which tracks the performance of large- and mid-cap stocks across 23 emerging-market countries and 24 frontier-market countries―for the 12-month period ending May 31, 2026.

Emerging-market stocks surged over the reporting period on the back of strong artificial intelligence (AI)-driven earnings growth led by gains in Korea and Taiwan, where memory chipmakers benefited from AI data center demand. Markets also were bolstered by a weakening U.S. dollar as a result of concerns over U.S. fiscal health and prospects of lower interest rates. This coincided with strong gains for copper and precious metals that benefited metals-exporting countries. Value led all alpha sources (the investment approach that an active investment manager takes in an effort to generate excess returns relative to a benchmark) due to the outperformance of cheap chipmaker stocks and commodity exporters, while momentum also outperformed on continuation of AI’s outperformance. Quality underperformed as high-quality software companies faced AI disruption concerns and negative sentiment weighed on high-quality Indian stocks. The Fund’s value bias contributed to performance.

Among the Fund’s sub-advisers, Robeco Institutional Asset Management US Inc. outperformed due mainly to the value tailwind, and an overweight allocation to Korean chipmakers. Causeway Capital Management LLC benefited from both value and momentum inputs to its multi-factor quant investment process, yielding strong results from information technology (IT) and Korea. JOHCM (USA) Inc. lagged the Fund’s benchmark due to an overweight to small-cap stocks as large-cap IT stocks outperformed. RWC Asset Advisors (US) LLC also underperformed the Fund’s benchmark due to a similar large-cap underweight, although the manager outperformed the MSCI EFM Emerging+Frontier Markets) Index benchmark on strong stock selection. WCM Investment Management, which was terminated as a sub-adviser in March 2026, and its quality factor replacement, Skerryvore Asset Management Ltd., both detracted from performance in line with headwinds to quality.

The Fund’s use of derivatives did not have a meaningful impact on performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Emerging Markets Equity Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)Footnote Reference†
May/16	$100,000	$100,000	$100,000
May/17	$121,620	$118,243	$127,086
May/18	$136,660	$129,679	$144,680
May/19	$122,191	$121,562	$132,343
May/20	$115,913	$117,388	$126,381
May/21	$178,908	$167,602	$190,500
May/22	$155,340	$146,808	$152,905
May/23	$147,830	$144,745	$139,912
May/24	$175,413	$168,980	$157,271
May/25	$195,541	$192,217	$177,885
May/26	$306,763	$255,206	$274,094

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class A Shares	56.88%	11.39%	11.86%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.77%	8.77%	9.82%
MSCI EFM (Emerging+Frontier Markets) Index (USD) (NR)Footnote Reference†	54.08%	7.55%	10.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 737,934,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 3,550
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$737,934	390	$3,550	87%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Forward Contracts	0.0%
Futures Contracts	0.0%
Other Countries	18.0%
Philippines	1.8%
Vietnam	1.9%
Kazakhstan	2.0%
Indonesia	2.1%
Mexico	2.4%
Nigeria	2.6%
South Africa	3.8%
Brazil	4.1%
India	6.0%
China	14.4%
Taiwan	18.5%
South Korea	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	7.1%
Samsung Electronics Co Ltd	5.7%
SK Square Co Ltd	2.8%
SK hynix Inc	2.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2%
Contemporary Amperex Technology Co Ltd, Cl A	1.4%
Naspers Ltd, Cl N	1.3%
Tencent Holdings Ltd	1.2%
Samsung Electronics Co Ltd, Preference	1.1%
Hana Financial Group Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

The Fund hired Skerryvore Asset Management in February 2026, and terminated WCM Investment Management in March 2026.
C000039813
Shareholder Report [Line Items]
Fund Name	Opportunistic Income Fund
Class Name	Class A
Trading Symbol	ENIAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index―which tracks the performance of a synthetic asset paying a deposit offered rate to the stated maturity—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

Fund performance during the reporting period benefited from an overweight allocation to securitized sectors such as asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS). Within the ABS sector, Fund managers favored a variety of collateral types, including franchises, student loans, and collateralized loan obligations (CLOs), all of which contributed positively to performance. Positioning in RMBS comprised primarily non-agency securities, which benefited Fund performance as home prices remained elevated. Additionally, an allocation to short-term corporate bonds bolstered Fund performance as fundamentals remained solid, while an allocation to bank loans also had a positive impact. All three of the Fund’s sub-advisers outperformed the benchmark for the reporting period. Manulife Investment Management (US) LLC benefited from its allocations to securitized sectors, Wellington Management Company LLP’s performance was enhanced by positioning in short-term corporate bonds and exposure to auto loan and credit card ABS. Ares Capital Management II LLC outperformed due to its allocation to bank loans.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Opportunistic Income Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
May/16	$100,000	$100,000	$100,000
May/17	$104,569	$101,579	$100,827
May/18	$108,083	$101,198	$102,261
May/19	$112,297	$107,675	$104,859
May/20	$112,047	$117,813	$107,296
May/21	$119,997	$117,336	$107,596
May/22	$118,832	$107,689	$107,663
May/23	$124,114	$105,381	$111,022
May/24	$136,257	$106,757	$117,116
May/25	$145,872	$112,585	$122,987
May/26	$153,572	$118,364	$128,097

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Opportunistic Income Fund, Class A Shares	5.28%	5.06%	4.38%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index	4.15%	3.55%	2.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 384,854,000
Holdings Count | Holding	891
Advisory Fees Paid, Amount	$ 927
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$384,854	891	$927	47%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Food Service	0.0%
Consumer Staples	0.1%
Municipal Bonds	0.1%
Communication Services	0.2%
Energy	0.2%
Real Estate	0.2%
Commercial Paper	0.3%
Warrants	0.3%
Materials	0.4%
Repurchase Agreement	0.5%
Utilities	0.5%
Health Care	0.6%
Industrials	0.8%
Consumer Discretionary	1.6%
U.S. Treasury Obligations	1.8%
Financials	2.0%
Cash Equivalent	3.3%
Asset-Backed Securities	27.4%
Mortgage-Backed Securities	29.8%
Loan Participations	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	5.599%	05/25/58	0.8%
U.S. Treasury Bills	3.506%	12/24/26	0.6%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	7.112%	05/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	6.708%	03/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B, SOFR30A + 2.900%	6.512%	04/25/42	0.5%
U.S. Treasury Bills	3.620%	07/21/26	0.5%
Hyundai Capital America	5.450%	06/24/26	0.5%
Barings CLO, Ser 2019-3A, Cl A1RR, TSFR3M + 1.140%	4.815%	01/20/36	0.5%
STAR Trust, Ser 2025-SFR6, Cl A, TSFR1M + 1.400%	5.028%	08/17/42	0.5%
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1, SOFR30A + 1.850%	5.462%	11/25/43	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018355
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class A
Trading Symbol	SCOAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR)—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

An overweight allocation to and security selection in agency mortgage-backed securities (MBS) contributed positively to performance, with the Fund’s managers generally preferring specified pools over to-be-announced (TBA) positions (trades of MBS made without initially detailing the exact securities involved). Positioning within the corporate sector saw mixed performance. An underweight allocation to corporate credit weighed on performance as spreads remained tight; however, this was partially offset by security selection in the financial sector. Additionally, yield-curve positioning was a modest detractor from Fund performance. An overweight to commercial-backed securities (CMBS) also contributed to Fund performance, as the managers favored senior tranches. Within asset-backed securities (ABS), Fund performance was bolstered by security selection in auto, loans and credit cards, as well as allocations to AAA-rated collateralized loan obligations (CLOs). Duration and yield-curve positioning had a mixed impact on performance.

Among the Fund’s sub-advisers, Metropolitan West Asset Management, LLC benefited from an overweight to agency MBS and other securitized sectors, though this was partially offset by an underweight to corporates. Allspring Global Investments, LLC was supported by security selection in corporates and securitized sectors. MetLife Investment Management LLC also performed well due to an overweight to agency MBS and a modest overweight to corporates. Jennison Associates LLC’s underperformance versus the benchmark was attributable primarily to an underweight to corporates.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Core Fixed Income Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$102,509	$101,579
May/18	$102,690	$101,198
May/19	$109,592	$107,675
May/20	$120,748	$117,813
May/21	$121,956	$117,336
May/22	$111,562	$107,689
May/23	$109,151	$105,381
May/24	$110,889	$106,757
May/25	$117,429	$112,585
May/26	$123,598	$118,364

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class A Shares	5.25%	0.27%	2.14%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 9,990,130,000
Holdings Count | Holding	3,125
Advisory Fees Paid, Amount	$ 8,714
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,990,130	3,125	$8,714	260%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Swaptions	0.0%
Purchased Swaption	0.0%
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Municipal Bonds	0.1%
Materials	0.4%
Sovereign Debt	0.5%
Real Estate	0.8%
Consumer Staples	1.0%
Consumer Discretionary	1.1%
Energy	1.2%
Information Technology	1.8%
Industrials	2.1%
Communication Services	2.2%
Health Care	2.3%
Utilities	3.6%
Cash Equivalent	5.2%
Financials	7.1%
Asset-Backed Securities	7.2%
U.S. Treasury Obligations	34.7%
Mortgage-Backed Securities	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/31	4.0%
U.S. Treasury Notes	3.750%	04/30/28	3.5%
U.S. Treasury Bonds	5.000%	05/15/56	1.7%
U.S. Treasury Notes	3.875%	05/15/29	1.6%
UMBS	5.000%	06/15/56	1.5%
U.S. Treasury Bonds	4.625%	02/15/46	1.5%
U.S. Treasury Notes	4.000%	05/31/28	1.5%
U.S. Treasury Notes	4.375%	05/15/36	1.4%
UMBS	3.500%	06/15/56	1.3%
U.S. Treasury Notes	4.250%	01/15/28	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018352
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	SGYAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the ICE BofA U.S. High Yield Constrained Index―which tracks the performance of U.S. dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market―over the 12-month period ending May 31, 2026.

Positive contributors to Fund performance for the reporting period included an overweight allocation to and security selection in the healthcare sector, as well as security selection in technology and electronics, and telecommunications. Fund performance was hampered by security selection in the basic industry sector, along with an underweight to and selection in retail, and an overweight to and selection in transportation. The Fund’s longstanding allocation to structured credit, managed internally by SIMC, underperformed the broader high-yield market over the period.

Among the Fund’s sub-advisers, Ares Capital Management II LLC underperformed due to an overweight to and security selection in the transportation sector, as well as security selection in capital goods. Benefit Street Partners LLC’s outperformance was attributable to security selection in technology and electronics and both an overweight to and selection in telecommunications. Brigade Capital Management, LP outperformed due to an overweight to and security selection in the healthcare sector and security selection in media. J.P. Morgan Investment Management Inc. benefited from security selection in the media and telecommunications sectors. Since its appointment as a Fund sub-adviser in the fourth quarter of 2025, Blackstone Credit Systematic Strategies LLC outperformed due to an underweight to and security selection in the media and insurance sectors. Finally, as previously noted, SIMC detracted from performance as the manager underperformed the broader high-yield market over the period.

The Fund’s use of derivatives did not have a material impact on Fund performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	High Yield Bond Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$115,052	$101,579	$113,843
May/18	$119,180	$101,198	$116,453
May/19	$125,515	$107,675	$122,701
May/20	$120,832	$117,813	$123,072
May/21	$148,478	$117,336	$141,693
May/22	$143,888	$107,689	$134,602
May/23	$142,162	$105,381	$134,375
May/24	$159,655	$106,757	$149,402
May/25	$175,057	$112,585	$163,261
May/26	$187,438	$118,364	$175,414

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class A Shares	7.07%	4.77%	6.48%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Constrained Index (USD)	7.44%	4.36%	5.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,107,747,000
Holdings Count | Holding	1,453
Advisory Fees Paid, Amount	$ 5,354
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,107,747	1,453	$5,354	68%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Forward	0.0%
Futures Contracts	0.0%
Warrants	0.1%
Warrants	0.1%
U.S. Treasury Obligations	0.4%
Preferred Stock	0.5%
Consumer Staples	2.6%
Utilities	2.8%
Cash Equivalent	3.5%
Real Estate	3.7%
Information Technology	5.6%
Materials	5.9%
Loan Participations	6.0%
Health Care	7.9%
Asset-Backed Securities	8.0%
Financials	8.9%
Industrials	9.0%
Energy	9.4%
Consumer Discretionary	12.2%
Communication Services	13.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Voya CLO, Ser 2026-2A, Cl SUB	0.000%	07/15/39	0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	04/01/63	0.5%
Akumin	9.750%	08/31/31	0.4%
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB	0.000%	04/15/39	0.4%
Radiology Partners	8.500%	07/15/32	0.4%
Level 3 Financing	6.875%	06/30/33	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
Cornerstone Chemical Co LLC	10.000%	05/07/29	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

In the fourth quarter of 2025, the Fund added Blackstone Credit Systematic Strategies LLC as a sub-adviser and removed T. Rowe Price Associates.
C000112815
Shareholder Report [Line Items]
Fund Name	Long Duration Fund
Class Name	Class A
Trading Symbol	LDRAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, a 70%/30% blend of the Bloomberg U.S. Long Credit Index and the Bloomberg U.S. Long Government Index, for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices. Corporate credit spreads tightened during the period as fundamentals remained solid and relatively high yields supported demand.

Fund performance for the reporting period was hampered by an overweight allocation to U.S. Treasurys and an underweight to corporate credit, which outperformed  due to solid fundamentals and relatively high yields. Security selection within corporates contributed positively to performance, particularly in utilities, industrials, and financials. The Fund’s sub-advisers saw mixed performance over the period, with Income Research + Management (Income Research) performing in line with the benchmark and the other managers underperforming. Income Research benefited from security selection and a modest overweight to corporate bonds, although underweights to U.S. Treasurys and non-corporate bonds detracted from performance. Legal & General Investment Management America Inc.’s underperformance was attributable to security selection in the corporate sector and an overweight to Treasurys. Jennison Associates LLC underperformed due to an overweight to Treasurys and an underweight to corporate bonds. Metropolitan West Asset Management LLC’s underperformance was due to an overweight to Treasurys. This was partially offset by the positive impact of security selection in financials.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Long Duration Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	70/30 Bloomberg U.S. Long Credit/U.S. Long Govt
May/16	$100,000	$100,000	$100,000
May/17	$104,406	$101,579	$103,786
May/18	$105,366	$101,198	$104,491
May/19	$116,128	$107,675	$114,838
May/20	$140,337	$117,813	$136,208
May/21	$139,224	$117,336	$133,529
May/22	$118,808	$107,689	$113,796
May/23	$111,899	$105,381	$107,429
May/24	$111,390	$106,757	$107,222
May/25	$114,192	$112,585	$109,435
May/26	$121,591	$118,364	$116,902

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Fund, Class A Shares	6.48%	-2.67%	1.97%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt	6.82%	-2.62%	1.57%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 768,179,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 753
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$768,179	1,023	$753	131%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Mortgage-Backed Securities	0.1%
U.S. Government Agency Obligations	0.4%
Real Estate	0.8%
Municipal Bonds	1.2%
Materials	1.2%
Sovereign Debt	1.5%
Cash Equivalent	2.3%
Consumer Staples	2.8%
Consumer Discretionary	3.1%
Information Technology	5.2%
Energy	5.4%
Industrials	6.3%
Communication Services	8.2%
Health Care	9.8%
Financials	10.0%
Utilities	10.6%
U.S. Treasury Obligations	33.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	5.000%	05/15/56	4.8%
U.S. Treasury Notes	4.375%	05/15/36	3.1%
U.S. Treasury Bonds	2.000%	02/15/50	2.8%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	5.000%	05/15/46	1.4%
U.S. Treasury Bonds	4.750%	02/15/56	1.2%
U.S. Treasury Bonds	4.375%	08/15/43	1.2%
U.S. Treasury Bonds	4.625%	11/15/44	1.1%
U.S. Treasury Bonds	2.250%	08/15/46	1.0%
U.S. Treasury Bonds	4.750%	08/15/55	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018351
Shareholder Report [Line Items]
Fund Name	Long Duration Credit Fund
Class Name	Class A
Trading Symbol	SLDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Long A+ U.S. Credit Index—which tracks the performance of highly rated corporate and international dollar-denominated bonds with a remaining maturity of 10 years or more—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices. Corporate credit spreads tightened during the period as fundamentals remained solid and relatively high yields supported demand.

Fund performance for the reporting period was hampered by an off-benchmark allocation to U.S. Treasurys, which lagged as corporate bonds and other spread sectors generated outperformed. Security selection in corporates had a mostly positive impact on performance while positioning in the sector also contributed, given overweight positions in both utilities and financials. An allocation to BBB-rated bonds bolstered Fund performance, with lower-quality securities outperforming higher-quality issues. The Fund’s sub-advisers saw mixed performance for the period. Legal & General Investment Management America, Inc. underperformed the benchmark but benefited from overweight positions in financials and utilities; however, security selection in financials and industrials detracted from performance. Metropolitan West Asset Management, LLC modestly outperformed due to security selection in financials and utilities. Income Research + Management slightly underperformed for the period, attributable to security selection in utilities, which was partially offset by the positive impact of an overweight to the sector. MetLife Investment Management, LLC’s performance lagged due to an off-benchmark allocation to U.S. Treasurys, which was partially offset by an off-benchmark allocation to BBB-rated corporates. Jennison Associates LLC also underperformed due to its conservative positioning within the corporate sector as credit spreads tightened further.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Long Duration Credit Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Long A+ U.S. Credit Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$104,627	$101,579	$103,803
May/18	$105,298	$101,198	$104,498
May/19	$115,304	$107,675	$114,262
May/20	$136,602	$117,813	$133,300
May/21	$137,319	$117,336	$133,346
May/22	$117,095	$107,689	$113,297
May/23	$110,849	$105,381	$107,430
May/24	$112,022	$106,757	$108,566
May/25	$114,935	$112,585	$110,965
May/26	$123,125	$118,364	$119,108

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Credit Fund, Class A Shares	7.13%	-2.16%	2.10%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Long A+ U.S. Credit Index (USD)	7.34%	-2.23%	1.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,914,568,000
Holdings Count | Holding	1,130
Advisory Fees Paid, Amount	$ 3,695
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,914,568	1,130	$3,695	101%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Loan Participation	0.0%
Futures Contracts	0.0%
Cash Equivalent	0.9%
Real Estate	0.9%
Sovereign Debt	1.1%
Materials	1.2%
Municipal Bonds	3.1%
Consumer Staples	4.1%
Consumer Discretionary	4.2%
Energy	5.7%
Information Technology	6.2%
Industrials	6.7%
U.S. Treasury Obligations	7.9%
Communication Services	8.0%
Health Care	14.5%
Utilities	16.9%
Financials	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.750%	02/15/56	1.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.2%
U.S. Treasury Bonds	4.625%	02/15/46	1.1%
Bank of America, SOFR + 1.930%	2.676%	06/19/41	1.0%
Comcast	2.937%	11/01/56	0.9%
U.S. Treasury Bonds	2.000%	02/15/50	0.7%
U.S. Treasury Bonds	4.625%	11/15/55	0.6%
JPMorgan Chase, TSFR3M + 1.622%	3.882%	07/24/38	0.6%
AbbVie	4.250%	11/21/49	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000096276
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class A
Trading Symbol	SUSAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index, for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

Fund performance during the reporting period benefited from an allocation to corporate bonds as spreads tightened, supported by relatively high yields and solid fundamentals. Positioning within asset-backed securities (ABS) also had a positive impact on performance as the Fund’s managers favored prime tranches in credit card and auto loan securitizations, as well as AAA-rated collateralized loan obligations (CLOs). Allocations to both non-agency and agency mortgage-backed securities (MBS) also contributed positively to performance. Additionally, senior tranches in commercial mortgage-backed securities (CMBS) bolstered performance. Both Fund’s sub-advisers outperformed the benchmark during the period. MetLife Investment Management LLC benefited from allocations to short-term corporate bonds and prime tranches within both auto loan and credit card ABS. Wellington Management Company LLP’s performance was bolstered by short-term corporate bonds, MBS, and ABS.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Ultra Short Duration Bond Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$101,755	$101,579	$100,640
May/18	$103,480	$101,198	$101,670
May/19	$106,705	$107,675	$104,333
May/20	$109,318	$117,813	$107,598
May/21	$110,904	$117,336	$107,874
May/22	$109,550	$107,689	$107,198
May/23	$112,355	$105,381	$109,014
May/24	$119,195	$106,757	$114,600
May/25	$125,909	$112,585	$120,363
May/26	$131,397	$118,364	$125,155

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class A Shares	4.36%	3.45%	2.77%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	3.98%	3.02%	2.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 357,817,000
Holdings Count | Holding	460
Advisory Fees Paid, Amount	$ 334
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$357,817	460	$334	73%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.1%
Materials	0.3%
Information Technology	0.8%
Repurchase Agreements	0.8%
Energy	1.2%
Consumer Staples	1.2%
Health Care	1.3%
Communication Services	1.4%
Commercial Paper	1.5%
Industrials	1.7%
Municipal Bonds	2.2%
Utilities	3.2%
Consumer Discretionary	4.4%
U.S. Treasury Obligations	13.3%
Mortgage-Backed Securities	13.7%
Financials	20.9%
Asset-Backed Securities	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	05/31/28	3.6%
U.S. Treasury Notes	3.500%	10/15/28	2.7%
U.S. Treasury Notes	3.375%	12/31/27	2.2%
U.S. Treasury Notes	4.250%	02/15/28	1.9%
U.S. Treasury Notes	4.000%	05/31/28	1.5%
U.S. Treasury Bills	7.241%	07/21/26	1.0%
JPMorgan Chase, SOFR + 0.765%	1.470%	09/22/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.9%
Mars	4.450%	03/01/27	0.8%
American Express, SOFR + 0.581%	4.009%	02/09/29	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000018353
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	SEDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its performance benchmark, a 50%/50% blend of the JPM EMBI Global Diversified Index and the JPM GBI-EM Global Diversified Index, for the 12-month period ending May 31, 2026.

Fund performance benefited from its exposure to high-yield hard currency, active local rates and foreign exchange (FX) carry positions (borrowing at a low interest rate and then investing in an asset with a higher interest rate).

Among the Fund’s sub-advisers, Marathon Asset Management, L.P. (Marathon) and Grantham, Mayo, Van Otterloo & Co. LLC (GMO) both outperformed the JPM EMBI Global Diversified Index during the reporting period. GMO benefited mainly from high-yield exposure as spreads (the differences in yields offered among bonds of varying maturities, credit ratings or issuers) compressed. Marathon’s performance was driven by strong security selection in Mexico, Venezuela and Egypt, with spread compression across these active positions.

Local-currency sub-advisers Colchester Global Investors Limited (Colchester), Invesco Advisers Inc. (Invesco), and Artisan Partners L.P. (Artisan) all outperformed the JPM GBI-EM Global Diversified Index for the reporting period. Colchester benefited from overweight positions in South African and Brazilian rates, which generated attractive income, as well as an overweight to the Brazilian real, which significantly appreciated versus most major global currencies over the period. Invesco’s outperformance was attributable mainly to active positions in South African and Turkish rates, along with exposure to the Hungarian forint. Artisan’s strong performance was supported by off-benchmark exposure to Nigerian and Egyptian rates, as well as overweight positions in the Brazilian real and Turkish lira.

Regarding the use of derivatives, the Fund employs currency forwards and interest-rate swaps to efficiently optimize active currency and duration exposures. Currency forwards had a material impact on Fund performance during the period as 50% of the blended reference index’s performance is directly affected by foreign currencies.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Emerging Markets Debt Fund, Class A Shares	Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference†
May/16	$100,000	$100,000	$100,000
May/17	$112,185	$100,768	$111,002
May/18	$113,555	$102,503	$111,328
May/19	$115,407	$105,671	$115,672
May/20	$115,725	$111,583	$117,160
May/21	$129,663	$116,567	$128,108
May/22	$109,372	$101,167	$107,805
May/23	$110,702	$96,636	$108,670
May/24	$122,600	$97,383	$117,380
May/25	$134,854	$104,233	$127,749
May/26	$157,911	$107,627	$143,284

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class A Shares	17.10%	4.02%	4.67%
Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	3.26%	-1.58%	0.74%
50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference†	12.16%	2.26%	3.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,791,526,000
Holdings Count | Holding	1,097
Advisory Fees Paid, Amount	$ 6,310
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,791,526	1,097	$6,310	91%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	0.0%
Interest Rate Swaps	-0.1%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Forward Contracts	0.0%
Total Return Swaps	0.1%
Purchased Options	0.1%
Other Countries	43.1%
Peru	2.4%
Hungary	2.5%
Turkey	2.9%
U.S. Treasury Obligation	3.0%
Romania	3.1%
Brazil	4.1%
Colombia	4.2%
Poland	4.6%
South Africa	5.8%
Indonesia	5.8%
Malaysia	6.0%
Mexico	8.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes, USBMMY3M + 0.099%	3.763%	01/31/28	1.3%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.2%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.9%
Malaysia Government Bond, MYR	3.900%	11/30/26	0.9%
Mexican Bonos	8.500%	02/28/30	0.8%
Indonesia Treasury Bond	6.750%	07/15/35	0.8%
Mexican Bonos	8.000%	04/15/32	0.8%
Brazilian Government International Bond	7.250%	01/12/56	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000036889
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class A
Trading Symbol	RRPAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index (USD)―which tracks the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with 1-5 year maturities―for the 12-month period ending May 31, 2026.

The Bloomberg 1-5 Year U.S. TIPS Index returned 4.51% over the reporting period, outperforming the comparable Bloomberg 1-5 Year U.S. Treasury Index, which returned 3.41%. The U.S. fixed income market’s performance over the reporting period was driven by a combination of stable-to-modestly higher inflation expectations and mixed movements in real yields (yields after adjusting for inflation). Breakeven inflation rates (the difference between the nominal yield on a fixed-rate bond and the real yield on an inflation-linked bond) increased across the front end of the U.S. Treasury yield curve―rising 16 basis points (0.16%) in the 5-year segment―supporting TIPS valuations, while shorter-dated real yields rose modestly, creating a partial headwind for TIPS performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Real Return Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$101,756	$101,579	$101,834
May/18	$102,243	$101,198	$102,365
May/19	$105,135	$107,675	$105,255
May/20	$108,756	$117,813	$108,986
May/21	$116,594	$117,336	$116,993
May/22	$118,998	$107,689	$119,507
May/23	$116,508	$105,381	$117,062
May/24	$121,459	$106,757	$121,968
May/25	$130,043	$112,585	$130,471
May/26	$135,855	$118,364	$136,354

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class A Shares	4.47%	3.11%	3.11%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.51%	3.11%	3.15%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 274,771,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$274,771	20	$-	38%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	1.125%	10/15/30	6.9%
U.S. Treasury Inflation Indexed Bonds	1.625%	04/15/30	6.8%
U.S. Treasury Inflation Indexed Bonds	1.625%	10/15/29	6.6%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	6.3%
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.3%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	01/15/31	5.8%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	5.7%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000144225
Shareholder Report [Line Items]
Fund Name	Limited Duration Bond Fund
Class Name	Class A
Trading Symbol	SLDBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index—which tracks the performance of the direct sovereign debt of the U.S. government with a maturity of at least one year and less than three years—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices.

Fund performance during the reporting period benefited from an allocation to corporate bonds, which were supported by relatively high yields and solid fundamentals. Positioning within asset-backed securities (ABS) also bolstered performance, as Fund managers favored prime tranches in credit card and auto loan securitizations, as well as AAA-rated collateralized loan obligations (CLOs). Agency mortgage-backed securities (MBS) outperformed U.S. Treasurys over the period, and the Fund’s allocation to the sector contributed positively to performance. Senior tranches in commercial mortgage-backed securities (CMBS) and a small position in municipal bonds also had a positive impact on performance. Additionally, a slightly long duration posture and an overweight to the 2-year Treasury note contributed to the Fund’s outperformance. Both of the Fund’s sub-advisers outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index during the period. Metropolitan West Asset Management LLC benefited from positioning within agency MBS and corporates, while MetLife Investment Management LLC’s allocation to corporates and prime asset-backed securities (ABS) tranches also added value.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Limited Duration Bond Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Treasury Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$101,213	$101,579	$100,571
May/18	$102,032	$101,198	$100,555
May/19	$105,694	$107,675	$104,015
May/20	$110,073	$117,813	$108,777
May/21	$112,158	$117,336	$109,054
May/22	$109,009	$107,689	$105,908
May/23	$109,921	$105,381	$105,943
May/24	$114,827	$106,757	$109,573
May/25	$121,982	$112,585	$115,764
May/26	$127,261	$118,364	$119,812

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Limited Duration Bond Fund, Class A Shares	4.33%	2.56%	2.44%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	3.50%	1.90%	1.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,823,578,000
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 1,518
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,823,578	470	$1,518	181%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Credit Default Swap	0.0%
Purchased Swaption	0.0%
Global Bond	0.1%
Communication Services	0.2%
Materials	0.2%
Energy	0.4%
Consumer Staples	0.6%
Sovereign Debt	0.8%
Health Care	0.9%
Real Estate	1.0%
Municipal Bonds	1.0%
Information Technology	1.7%
Consumer Discretionary	1.8%
Utilities	2.2%
Industrials	2.2%
Cash Equivalent	8.9%
Financials	17.0%
Mortgage-Backed Securities	18.1%
Asset-Backed Securities	23.3%
U.S. Treasury Obligations	31.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	05/31/28	7.5%
U.S. Treasury Notes	3.750%	12/31/28	5.9%
U.S. Treasury Bonds	2.875%	08/15/28	5.6%
U.S. Treasury Notes	3.625%	05/31/28	4.6%
U.S. Treasury Notes	3.875%	04/15/29	2.5%
U.S. Treasury Notes	3.875%	05/15/29	2.3%
U.S. Treasury Notes	4.250%	02/15/28	1.6%
Verizon Master Trust, Ser 2024-6, Cl C	4.670%	08/20/30	1.1%
Morgan Stanley, SOFR + 1.830%	6.407%	11/01/29	1.0%
U.S. Treasury Notes	0.500%	10/31/27	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000150792
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Credit Fund
Class Name	Class A
Trading Symbol	SIDCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg A+ U.S. Credit Index—which tracks the performance of fixed-income securities with one of the three highest credit ratings—for the 12-month period ending May 31, 2026.

The Federal Reserve (Fed) cut its benchmark interest rate by a cumulative total of 75 basis points (0.75%) during the final four months of 2025, and maintained the rate in a range of 3.50%-3.75% through the first five months of 2026. This pause occurred as inflation remained above the central bank’s 2% target and geopolitical tensions involving the U.S.-Israel-Iran war in the Middle East contributed to higher oil prices. Corporate credit spreads tightened during the period as fundamentals remained solid and relatively high yields supported demand.

Fund performance for the reporting period was bolstered by security selection within the corporate sector, particularly in the financials and industrials sectors, where Fund managers favored money center banks. Relative positioning within corporate bonds also contributed positively to performance due to overweight positions in both financials and utilities. An off-benchmark allocation to BBB-rated bonds also benefited Fund performance. Conversely, an off-benchmark allocation to U.S. Treasurys detracted from performance as credit outperformed government securities. All three of the Fund’s sub-advisers outperformed the benchmark for the reporting period. MetLife Investment Management, LLC benefited from its allocation to BBB-rated corporates, although its position in Treasurys was a detractor. Income Research + Management’s overweight positions in utilities and financials contributed positively to results. Legal & General Investment Management America, Inc. also performed well, supported by security selection in financials and utilities.

The Fund’s use of derivatives had no material impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Intermediate Duration Credit Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg A+ U.S. Credit Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$103,378	$101,579	$102,317
May/18	$103,521	$101,198	$102,189
May/19	$110,768	$107,675	$109,304
May/20	$122,942	$117,813	$120,813
May/21	$125,767	$117,336	$122,051
May/22	$113,748	$107,689	$110,475
May/23	$111,792	$105,381	$108,468
May/24	$115,856	$106,757	$111,689
May/25	$122,278	$112,585	$117,680
May/26	$129,263	$118,364	$124,220

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate Duration Credit Fund, Class A Shares	5.71%	0.55%	2.60%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg A+ U.S. Credit Index (USD)	5.56%	0.35%	2.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,553,245,000
Holdings Count | Holding	990
Advisory Fees Paid, Amount	$ 4,692
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,553,245	990	$4,692	148%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.3%
Cash Equivalent	1.0%
Materials	1.5%
Real Estate	2.8%
Municipal Bonds	3.0%
Consumer Staples	3.5%
Energy	4.0%
Information Technology	4.6%
Consumer Discretionary	4.6%
U.S. Treasury Obligations	5.8%
Communication Services	6.0%
Industrials	6.6%
Health Care	10.5%
Utilities	11.2%
Financials	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.750%	02/15/56	1.1%
U.S. Treasury Notes	4.375%	05/15/36	0.9%
Goldman Sachs Group, SOFR + 1.248%	2.383%	07/21/32	0.6%
Bank of America, SOFR + 1.930%	2.676%	06/19/41	0.6%
U.S. Treasury Notes	3.500%	03/15/29	0.5%
U.S. Treasury Notes	3.875%	04/30/31	0.5%
U.S. Treasury Notes	3.875%	04/15/29	0.4%
Honeywell Aerospace	4.950%	03/16/36	0.4%
U.S. Treasury Notes	3.875%	05/15/29	0.4%
Citigroup, SOFR + 1.167%	2.561%	05/01/32	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000081914
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class A
Trading Symbol	SDLAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the broad-market S&P 500 Index—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending May 31, 2026.

The largest detractors from Fund performance for the period were U.S. yield curve steepener positions, which benefit when the difference between long– and short-dated U.S. Treasuries widen. Throughout the period, the U.S. yield curve flattened as expectations for Federal Reserve (Fed) rate cuts decreased, increasing short-term rates at a greater level than the increase in long-dated Treasuries. Positions in U.S. consumer-price index (CPI) swaps detracted from performance over the period. The Fund’s inflation exposure is focused on long-term inflation, which did not benefit from the rally in near-term inflation expectations. A position benefiting from higher short-term interest rates in Japan detracted from performance for the period. A position in emerging-market equities detracted modestly as these stocks initially sold off at the outset of the U.S.-Israel-Iran conflict in the Middle East. The position recovered toward the end of the period.

Positive contributors to performance in the period included a position in broad commodities, which recorded positive returns driven by strength in the energy sector as a result of the Mideast war. A separate position in gold through options on gold futures performed well earlier in the period when gold and other precious metals rallied.

Derivatives had a significant impact on Fund performance during the reporting period. Interest rate swaps in aggregate detracted from performance as they were positioned for a steeper U.S. yield curve and lower U.S. short-term rates. The U.S. yield curve flattened over the period and short-term rates increased. Positions in CPI swaps detracted weighed on performance as long-term inflation expectations decreased. Total return swaps on the Bloomberg Commodity Index contributed to performance as commodities rallied over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Dynamic Asset Allocation Fund, Class A Shares	S&P 500 Index (USD) (TR)Footnote Reference*
May/16	$100,000	$100,000
May/17	$119,173	$117,468
May/18	$132,074	$134,365
May/19	$133,059	$139,448
May/20	$148,829	$157,349
May/21	$216,117	$220,790
May/22	$222,611	$220,129
May/23	$222,112	$226,561
May/24	$280,630	$290,420
May/25	$325,058	$329,694
May/26	$418,376	$427,882

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class A Shares	28.71%	14.12%	15.39%
S&P 500 Index (USD) (TR)Footnote Reference*	29.78%	14.15%	15.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,097,243,000
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 190
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,097,243	529	$190	19%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-0.6%
Written Swaptions	-0.4%
Rights	0.0%
Purchased Option	0.0%
Purchased Swaption	0.4%
Interest Rate Swaps	1.2%
Real Estate	1.4%
Materials	1.4%
Cash Equivalent	1.5%
Utilities	1.6%
Energy	2.4%
Futures Contracts	3.1%
Consumer Staples	3.5%
Industrials	6.4%
Health Care	6.5%
Consumer Discretionary	7.6%
Communication Services	8.1%
Financials	8.7%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.3%
NVIDIA Corp	6.1%
Apple Inc	5.5%
Amazon.com Inc	3.2%
Futures Contract - S&P 500 Index E-Mini	2.7%
Alphabet Inc, Cl A	2.6%
Broadcom Inc	2.5%
Alphabet Inc, Cl C	2.1%
Interest Rate Swap - CPI 2.477% 6/6/2035	2.0%
Meta Platforms Inc, Cl A	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000102014
Shareholder Report [Line Items]
Fund Name	Multi-Asset Real Return Fund
Class Name	Class A
Trading Symbol	SEIAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$26	0.24%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, a blend of 70% Bloomberg 1-5 Year U.S. TIPS Index/20% Bloomberg Commodity Total Return Index/10% S&P 500 Index, for the 12-month period ending May 31, 2026.

Commodities exposure was the largest contributor to Fund performance for the period, driven by strength primarily in the energy and precious metals sectors. The energy sector broadly rallied on supply concerns resulting from the U.S.-Israel-Iran conflict in the Middle East. The precious metals sector performance was driven by strength in both gold and silver as central banks accumulated precious metals for reserves. Long exposures to the energy and healthcare sectors contributed positively to Fund performance, while a short position in the consumer discretionary sector detracted. The Fund’s TIPS+ strategy outperformed its Bloomberg 1-5 year TIPS Index benchmark through allocations to corporate credit and securitized sectors.

O’Connor Alternative Investments, LLC (formerly UBS Asset Management), one of the Fund’s commodities sub-advisers, outperformed during the reporting period as its momentum factor model performed well. Wellington Management Company LLP, another commodities sub-adviser, underperformed due to positioning across commodity futures curves. Franklin Advisers, Inc., the Fund’s equity long/short sub-adviser, outperformed the Fund’s benchmark as inflation-sensitive sector performance was mixed with strength in energy and healthcare, while a short position in consumer staples detracted. AllianceBernstein L.P. outperformed the Fund’s benchmark, benefiting from its overweight credit exposure amid tighter credit spreads, especially in below-investment-grade bonds.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps for duration hedging; credit default swaps (CDS) to hedge credit risk; and commodity futures for diversified strategic commodities exposure. Commodity futures and interest-rate swaps contributed positively to Fund performance, while equity-index futures, bond futures and credit default swaps hampered performance but provided the intended hedging.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Asset Real Return Fund, Class A Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
May/16	$100,000	$100,000	$100,000	$100,000
May/17	$99,146	$101,579	$101,834	$102,167
May/18	$100,579	$101,198	$102,365	$106,186
May/19	$100,612	$107,675	$105,255	$106,061
May/20	$97,208	$117,813	$108,986	$106,373
May/21	$110,981	$117,336	$116,993	$125,049
May/22	$128,514	$107,689	$119,507	$136,572
May/23	$120,748	$105,381	$117,062	$128,608
May/24	$129,529	$106,757	$121,968	$138,778
May/25	$134,924	$112,585	$130,471	$148,050
May/26	$152,032	$118,364	$136,354	$168,238

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Real Return Fund, Class A Shares	12.68%	6.50%	4.28%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.51%	3.11%	3.15%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	13.64%	6.11%	5.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 884,549,000
Holdings Count | Holding	1,166
Advisory Fees Paid, Amount	$ 1,445
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$884,549	1,166	$1,445	55%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-1.2%
Information Technology	-0.4%
Credit Default Swaps	0.0%
Forwards	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Sovereign Debt	0.3%
Interest Rate Swaps	0.6%
Communication Services	0.9%
Utilities	1.4%
Mortgage-Backed Securities	1.8%
U.S. Government Agency Obligations	2.0%
Real Estate	2.9%
Asset-Backed Securities	3.2%
Corporate Obligations	5.2%
Health Care	6.1%
Consumer Staples	7.3%
Energy	8.4%
U.S. Treasury Obligations	55.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	13.4%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	5.5%
U.S. Treasury Inflation-Protected Securities	1.625%	04/15/30	4.3%
U.S. Treasury Bills	3.610%	06/18/26	3.7%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	3.5%
U.S. Treasury Inflation-Protected Securities	1.125%	10/15/30	3.0%
U.S. Treasury Inflation-Protected Securities	0.750%	07/15/28	2.5%
U.S. Treasury Bills	3.597%	07/07/26	2.5%
U.S. Treasury Inflation-Protected Securities	0.125%	01/15/31	2.5%
Exxon Mobil Corp	—	—	2.2%

Material Fund Change [Text Block]

Material Fund Changes

During the year, the Fund added Wellington Management Company LLP as a sub-adviser and removed Columbia Management Investment Advisers, LLC.

[1]	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.